SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2006	Dec. 31, 2011 Source Y M	Dec. 31, 2010	Dec. 31, 2009
Intangible assets
Impairment of intangible assets		$ 125.7
Goodwill
Impairment charges		281.5
Impairment of long-lived assets
Impairment charge recognized		54.6	54.6
Revenue recognition
Number of revenue sources		2
Minimum contract price considered for recognition of revenue using the percentage of completion method for systems integration projects		1.5
Minimum period of project performance cycle considered for recognition of revenue using the percentage of completion method for systems integration projects (in months)		6
Typical contract completion term of systems integration projects (in years)		1
Buy/sell arrangements
Raw materials purchased under the buy/sell arrangements		66.9	5.1	32.5
Finished goods sold under the buy/sell arrangements		24.0	5.6	35.5
Cost of revenue
Period of supply agreement (in years)	P10Y	P10Y
Shipping and handling costs
Shipping and handling costs		$ 61.7	$ 39.3	$ 23.2
Technical know-how
Intangible assets
Useful life, maximum (in years)		10
Patents and technology
Intangible assets
Useful life, minimum (in years)		10
Useful life, maximum (in years)		25
Customer relationships
Intangible assets
Useful life, minimum (in years)		2
Useful life, maximum (in years)		13
Non-compete agreements
Intangible assets
Useful life, maximum (in years)		3